DEPOSITS	12 Months Ended
Dec. 31, 2010
DEPOSITS
NOTE 15 – DEPOSITS

	12/31/2010	12/31/2009
Non-interest bearing deposits	26,439	25,884
Demand deposits	25,533	24,887
Other deposits	906	997
Interest-bearing deposits	176,221	165,024
Savings deposits	57,899	48,222
Time deposits	116,398	114,810
Deposits from other banks	1,924	1,992
TOTAL	202,660	190,908